Note 2 - Significant Accounting Policies: Basic and Diluted Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Details
Net Income	$ 1,206,306	$ (326,269)	$ 4,869,839	$ 884,596
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,560,913	45,155,000	45,705,105	45,088,400
FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,973,885	45,155,000	46,118,077	45,357,724
BASIC EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02
FULLY DILUTED EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02